Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other payables
Summary of book amounts of foreign currency
Item / Currency (1)	Amount (2)	Prevailing exchange rate (3)	06.30.2025	06.30.2024
Assets
Trade and other receivables
US Dollar	120.048	1,196.00	143,578	116,006
Brazilian Reais	-	-	-	3,764
Euros	0.010	1,406.62	14	14
Uruguayan pesos	-	-	-	29
Trade and other receivables related parties
US Dollar	27.257	1,205.00	32,845	26,675
Total Trade and other receivables			176,437	146,488
Investment in financial assets
US Dollar	119.087	1,196.00	142,428	145,237
New Israel Shekel	7.522	357.24	2,687	1,301
Pounds	0.533	1,639.24	874	1,125
Investment in financial assets related parties
US Dollar	2.166	1,205.00	2,610	2,765
Total Investment in financial assets			148,599	150,428
Derivative financial instruments
US Dollar	3.551	1,196.00	4,247	2,016
Total Derivative financial instruments			4,247	2,016
Cash and cash equivalents
US Dollar	149.620	1,196.00	178,945	73,837
Chilenean pesos	99.709	1.29	129	3,150
Euros	0.010	1,406.62	14	7
Guaraníes	59.218	0.15	9	8
Brazilian Reais	0.200	220.00	44	96
New Israel Shekel	0.003	357.24	1	1
Pounds	0.002	1,639.24	4	4
Uruguayan pesos	0.066	30.22	2	22
Total Cash and cash equivalents			179,148	77,125
Total Assets			508,431	376,057

Liabilities
Trade and other payables
US Dollar	84.197	1,205.00	101,457	86,864
Uruguayan pesos	0.993	30.22	30	2,282
Brazilian Reais	-	1,420.21	-	15,760
Trade and other payables related parties
US Dollar	8.006	1,205.00	9,647	12,732
Bolivian pesos	0.340	173.76	59	63
Total Trade and other payables			111,193	117,701
Lease liabilities
US Dollar	5.846	1,205.00	7,044	18,673
Total Lease liabilities			7,044	18,673
Provisions
New Israel Shekel	89.193	357.24	31,863	28,322
Total Provisions			31,863	28,322
Borrowings
US Dollar	962.755	1,205.00	1,160,120	827,548
Borrowings with related parties
US Dollar	0.904	1,205.00	1,089	942
Total Borrowings			1,161,209	828,490
Derivative financial instruments
US Dollar	0.037	1,205.00	45	252
Total Derivative financial instruments			45	252
Total Liabilities			1,311,354	993,438